Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (95,569,942)	$ (50,950,346)	$ 1,669,767
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation and amortization	5,701,609	12,021,015	11,913,647
Impairments	15,778,088	45,499,258	1,439,573
Provision of allowance for doubtful accounts	(812,236)	884,134	656,330
Deferred taxes	3,735,568	(6,140,342)	203,236
Loss from long-term Investment	1,486,851	(419,114)	141,389
Loss from disposal of a subsidiary		2,826,213
Change in fair value of contingent consideration		(2,693,000)	(1,803,000)
Stock award and stock-based compensation expense	7,121,078	7,114,524	11,059,801
Changes in operating assets and liabilities:
Accounts receivable	4,855,109	(29,770,703)	10,560,521
Notes receivable	(596,732)	131,350,242	(123,992,862)
Inventories	25,651,304	(11,581,779)	(21,531,323)
Other receivables and other assets	115,160,725	(141,311,335)	5,165,337
Advances to supplier and prepayments and prepaid expenses	(1,557,572)	(1,095,052)	1,491,762
Increase (Decrease) In:
Accounts payable	54,279,618	79,040,317	38,603,301
Other payables and accrued liabilities	41,864,485	3,315,701	(5,062,494)
Notes payable	(79,804,260)	(55,334,895)	(32,629,627)
Income tax payable	(486,351)	(575,250)	954,006
Net cash provided by (used in) operating activities	96,807,342	(17,820,412)	(101,160,636)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment, net	(428,840)	(934,985)	(13,172,512)
Payment for construction in progress	(41,878)		(75,185)
Certificate of deposit	(75,138,798)	27,831,121	45,244,390
Acquisition (Disposal) of NGI		(157,211)	282,135
Long-term Investment	(1,858,990)	(1,015,836)
Net cash (used in) provided by investing activities	(77,468,506)	25,723,089	32,278,828
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term loans	21,371,060	66,203,360	23,420,534
Repayments of short-term loans	(29,508,010)	(37,489,677)	(19,709,663)
Repayments of long-term loans	(5,706,510)	(2,284,081)	(46,426)
Proceeds from long-term loans			8,225,000
Acquisition of non-controlling interests	(709,644)
Purchase of treasury stock		(3,920,356)	(510,745)
Proceeds from exercises stock options, stock awards and other financing			3,449,988
Net cash (used in) provided by financing activities	(14,553,104)	22,509,246	14,828,688
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	4,785,732	30,411,923	(54,053,120)
Effect of exchange rate changes	3,402,331	(3,203,681)	(3,357,083)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	120,838,310	93,630,068	151,040,271
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT END OF PERIOD	129,026,373	120,838,310	93,630,068
-CASH AND CASH EQUIVALENTS AT END OF PERIOD	35,531,096	37,307,867	33,756,941
-RESTRICTED CASH AT END OF PERIOD	93,495,277	83,530,443	59,873,127
SUPPLEMENTARY CASH FLOW INFORMATION
Income taxes paid	687,649	859,673	311,504
Interest paid	1,648,877	1,737,738	965,025
SUPPLEMENTAL NON-CASH DISCLOSURES:
Ordinary Shares issued for settlement of payables related to acquisitions (see Note 18)			$ 1,812,005